INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
NOTE 9 – INCOME TAXES

The Company recorded approximately $38,000 and $54,000 of state income tax expense, respectively, for the six months ended June 30, 2011 and 2010.  The Company does not expect to incur significant federal income tax charges until the utilization of its accumulated federal income tax loss carry-forwards, which totaled approximately $13,200,000 at December 31, 2010, and begin expiring in the year 2016.

FASB ASC 740, Income Taxes (FASB ASC 740) addresses the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attribute for financial statement disclosure of tax positions taken or expected to be taken on a tax return. If a tax position is more likely than not to be sustained upon examination, then an enterprise would be required to recognize in its financial statements the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of June 30, 2011, the Company did not recognize a liability for uncertain tax positions.  We do not expect our unrecognized tax benefits to change significantly over the next twelve months.  The tax years 2006 through 2010 remain open to examination by the taxing jurisdictions in which we file income tax returns.

NOTE 10 - INCOME TAXES

A reconciliation of the expected federal income tax expense (benefit) based on the U.S. Corporate income and applicable state tax rates of 39% to actual for 2010 and 39% to actual for 2009 is as follows:

	2010		2009
Expected income tax (benefit)	$	(51,990)	$133,106
Amounts not deductible for federal income tax purposes		4,674	2,803
Other		71,214	27,187
State income taxes, net of federal income tax		45,903	64,413
Change in valuation allowance		5,449	(121,914)
		$75,250	$105,595

The provision for income taxes consists of the following:

	2010	2009
Current year income taxes:
Federal	$-0-	$-0-
State	75,250	105,595
Deferred income taxes:
Federal	-0-	-0-
State	-0-	-0-
	$75,250	$105,595

Deferred tax assets and liabilities as of December 31, 2010 and 2009, are as follows:

	2010	2009
Deferred tax asset	$5,940,960	$5,935,511
Deferred tax liability	---	---
Valuation allowance for deferred tax asset	(5,940,960)	(5,935,511)
Net deferred tax asset	$-0-	$-0-

The components of deferred tax assets at December 31, 2010 and 2009, are as follows:

Deferred tax asset	2010	2009
Net operating loss carryforward	$5,138,929	$4,240,991
Depreciation	(148,933)	60,222
Allowance for doubtful accounts	8,658	10,677
Accrued expenses	813,532	1,515,178
Capital Loss carryforward	20,402	20,402
Other	108,372	88,041
Net deferred tax asset	$5,940,960	$5,935,511

The non-current deferred tax asset results from differences in depreciation of fixed assets and legal reserves for financial and federal income tax reporting purposes and the deferred tax benefit of net operating losses.  Due to continuing operating losses for tax purposes, the deferred tax asset has been allowed for as it does not meet the “more likely than not” recognition criteria.

The Company recorded approximately $75,000 and $106,000 of state income tax expense, respectively, for the twelve months ended December 31, 2010 and 2009.  The Company does not expect to incur material federal income tax charges until the depletion of its accumulated federal income tax loss carry-forwards. At December 31, 2010, the Company has net operating loss carry forwards for federal income tax purposes of approximately $13.2 million that begin expiring in the year 2016.

FASB ASC 740, Income Taxes (FASB ASC 740) addresses the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attribute for financial statement disclosure of tax positions taken or expected to be taken on a tax return. If a tax position is more likely than not to be sustained upon examination, then an enterprise would be required to recognize in its financial statements the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2010, the Company did not recognize a liability for uncertain tax positions.  We do not expect our unrecognized tax benefits to change significantly over the next twelve months.  The tax years 2006 through 2010 remain open to examination by the major taxing jurisdictions in which we file income tax returns.